Additional Information Required by the Argentine Central Bank - Contributions to Garantizar S.G.R.'s Risk Fund (Detail) - Garantizar SGRs risk fund - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Garantizar S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	$ 26,452,199	$ 27,560,816
Don Mario S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	1,700,000	2,894,073
Móvil S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	2,532,700	3,331,735
Potenciar S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	3,820,000	6,601,581
Bind Garantías S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	550,000	723,518
Aval Ganadero S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	480,000	631,434
Campo Aval S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	100,000	131,549
Argentina Ciudad S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	200,000	0
Neuquén PYMES S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	$ 100,000	$ 0